Common shares and treasury shares (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Aug. 13, 2019 USD ($)	Dec. 31, 2017 shares
Common shares [Line Items]
Average price per ADS | $ / shares			$ 69.8407	$ 54.6194
Aggregate consideration | $			$ 115.8	$ 23.7
Purchase of a capped call option | $				$ 11.7
Initial investment returned	$ 12.2	¥ 84.8
Class A common shares
Common shares [Line Items]
Common shares, shares authorized			10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued			1,314,208,824	1,301,845,404	981,740,848
Common shares, shares outstanding			1,272,346,218	1,293,162,504	981,740,848
Number of shares repurchased			33,165,820	8,682,900
Average price per share | $ / shares			$ 3.4920	$ 2.7310
Class B common shares
Common shares [Line Items]
Common shares, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued			326,509,555	326,509,555	288,182,976
Common shares, shares outstanding			326,509,555	326,509,555	288,182,976
Restricted share | Class A common shares
Common shares [Line Items]
Issuance of common share (in shares)			12,363,420	6,216,060	6,694,940
common Stock | Class A common shares
Common shares [Line Items]
Common shares, shares outstanding			1,272,346,218	1,293,162,504	981,740,848		945,245,908
Issuance of common stock for acquisition (in shares)				305,127,046
common Stock | Class A common shares | Bigo Inc
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)				305,127,046
common Stock | Class B common shares
Common shares [Line Items]
Conversion of Stock, Shares Converted					29,800,000
Common shares, shares outstanding			326,509,555	326,509,555	288,182,976		317,982,976
Issuance of common stock for acquisition (in shares)				38,326,579
common Stock | Class B common shares | Bigo Inc
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)				38,326,579
ADS [Member]
Common shares [Line Items]
Number of shares repurchased			1,658,291	434,145
Total outstanding share repurchase program | $						$ 300.0